NOTE 15. STOCK-BASED COMPENSATION (Details Narrrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Note 15. Stock-Based Compensation Details Narrrative
Share based compensation expense	$ 3,775	$ 4,553	$ 2,914
Unrecognized compensation expense	$ 424,000
Unrecognized compensation expense, Period for Recognition	2 months 5 days